Schedule of discontinued operation of financial statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash		$ 8,549
Accounts receivable, net		66,618
Other receivables		7,509
Due from related parties		1,228
Prepaid expenses and other current assets		18,935
TOTAL CURRENT ASSETS OF DISONTINUED OPERATIONS		102,839
TOTAL ASSETS OF DISCONTINUED OPERATIONS		102,839
CURRENT LIABILITIES
Short term loans - bank and private lender		192,717
Accounts payable		1,943,218
Other payables and accrued liabilities		251,902
Other payables - related parties		236,231
Taxes payable
TOTAL CURRENT LIABILITIES OF DISCONTINUED OPERATIONS		2,624,068
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS		2,624,068
REVENUE		992,791	$ 6,076,415
COST OF REVENUE		800,185	3,592,217
GROSS PROFIT		192,606	2,484,198
OPERATING EXPENSES
Selling	13,209	217,122	967,299
General and administrative	285,982	1,562,114	1,338,202
Research and development		19,187	17,209
TOTAL OPERATING EXPENSES	299,191	1,798,423	2,322,710
(LOSS) INCOME FROM OPERATIONS	(299,191)	(1,605,817)	161,488
OTHER INCOME (EXPENSE), NET	2,545,640	5,532	(64,618)
INCOME (LOSS) BEFORE INCOME TAXES	2,246,449	(1,600,285)	96,870
PROVISION FOR INCOME TAXES	109	1,038	38,211
NET INCOME (LOSS) ATTRIBUTABLE TO EUDA	2,246,340	(1,601,323)	58,659
Net cash (used in) provided by operating activities from discontinued operations	(9,155)	295,967	(1,439,028)
Net cash used in investing activities from discontinued operations	(3,148)		(21,542)
Net cash provided by (used in) financing activities from discontinued operations	$ 256,088	$ (371,888)	$ 1,480,803